Stock Based Compensation - Schedule of Outstanding and Exercisable Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Restricted Stock Units Outstanding, Grant Date Closing Stock Price | $ / shares	$ 1.97
Restricted Stock Units Outstanding, Exercisable Into Common stock	Common Stock
Restricted Stock Units Outstanding, Outstanding Number of Units	87,549
Restricted Stock Units Exercisable, Weighted Average Remaining Life in Years	9 years 10 months 25 days
Restricted Stock Units Exercisable, Exercisable Number of Units